Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2019 $ / shares shares	Dec. 31, 2019 ₪ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2018 ₪ / shares shares
Common stock, par value | $ / shares	$ 0.11		$ 0.11
Common stock, shares authorized	45,000,000	45,000,000	11,861,073	11,861,073
Common stock, shares issued	10,334,126	10,334,126	3,509,405	3,509,405
Common stock, shares outstanding	10,334,126	10,334,126	3,509,405	3,509,405
Series A Preferred Stock
Preferred stock, par value | $ / shares	$ 0.11		$ 0.11
Preferred stock, authorized	3,146,815	3,146,815	3,146,815	3,146,815
Preferred stock, shares outstanding	3,059,730	3,059,730	3,059,730	3,059,730
Series B Preferred Stock
Preferred stock, par value | $ / shares	$ 0.11		$ 0.11
Preferred stock, authorized	3,485,703	3,485,703	3,485,703	3,485,703
Preferred stock, shares outstanding	1,373,804	1,373,804	1,373,804	1,373,804
Series C Preferred Stock
Preferred stock, par value | $ / shares	$ 0.11		$ 0.11
Preferred stock, authorized	3,146,815	3,146,815	3,146,815	3,146,815
Preferred stock, shares outstanding	525,171	525,171	525,171	525,171
NIS [Member]
Common stock, par value | ₪ / shares		₪ 0.40		₪ 0.40
NIS [Member] | Series A Preferred Stock
Preferred stock, par value | ₪ / shares		0.4		0.4
NIS [Member] | Series B Preferred Stock
Preferred stock, par value | ₪ / shares		0.4		0.4
NIS [Member] | Series C Preferred Stock
Preferred stock, par value | ₪ / shares		₪ 0.4		₪ 0.4